Leases - Schedule of Minimum Lease Payments (Details)	Jun. 30, 2026 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2027	$ 60,276
2028	39,489
2029	720
2030	522
2031	31
Total remaining lease payments (undiscounted)	101,038
Less imputed interest	(2,769)
Present value of lease liabilities	$ 98,269